Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$772,346.35

Principal:
Principal Collections	$10,457,436.36
Prepayments in Full	$4,060,326.66
Liquidation Proceeds	$108,241.49
Recoveries	$82,822.99
Sub Total	$14,708,827.50
Collections	$15,481,173.85

Purchase Amounts:
Purchase Amounts Related to Principal	$514,495.58
Purchase Amounts Related to Interest	$2,729.33
Sub Total	$517,224.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,998,398.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,998,398.76
Servicing Fee	$177,444.39	$177,444.39	$0.00	$0.00	$15,820,954.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,820,954.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,820,954.37
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,820,954.37
Interest - Class A-4 Notes	$63,227.44	$63,227.44	$0.00	$0.00	$15,757,726.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,757,726.93
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$15,707,614.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,707,614.85
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$15,663,153.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,663,153.77
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$15,599,224.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,599,224.52
Regular Principal Payment	$14,696,588.80	$14,696,588.80	$0.00	$0.00	$902,635.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$902,635.72
Residual Released to Depositor	$0.00	$902,635.72	$0.00	$0.00	$0.00
Total		$15,998,398.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,696,588.80
Total					$14,696,588.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,696,588.80	$110.29	$63,227.44	$0.47	$14,759,816.24	$110.76
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$14,696,588.80	$9.13	$221,729.85	$0.14	$14,918,318.65	$9.27

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$96,041,682.35	0.7207631	$81,345,093.55	0.6104697
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$206,531,682.35	0.1282774	$191,835,093.55	0.1191493

Pool Information
Weighted Average APR	4.504%	4.524%
Weighted Average Remaining Term	23.41	22.68
Number of Receivables Outstanding	23,829	23,015
Pool Balance	$212,933,262.60	$197,646,427.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$206,531,682.35	$191,835,093.55
Pool Factor	0.1298584	0.1205356

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$5,811,333.61
Targeted Overcollateralization Amount	$5,811,333.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,811,333.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$146,335.35
(Recoveries)		140	$82,822.99
Net Loss for Current Collection Period			$63,512.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3579%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2553%
Second Preceding Collection Period			0.4561%
Preceding Collection Period			0.8255%
Current Collection Period			0.3713%
Four Month Average (Current and Preceding Three Collection Periods)			0.4770%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,516	$12,963,822.88
(Cumulative Recoveries)			$2,305,024.91
Cumulative Net Loss for All Collection Periods			$10,658,797.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6500%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,350.22
Average Net Loss for Receivables that have experienced a Realized Loss			$1,932.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.12%	512	$6,162,675.03
61-90 Days Delinquent	0.47%	70	$932,678.76
91-120 Days Delinquent	0.11%	14	$219,661.74
Over 120 Days Delinquent	0.63%	77	$1,236,256.08
Total Delinquent Receivables	4.33%	673	$8,551,271.61

Repossession Inventory:
Repossessed in the Current Collection Period		9	$126,171.65
Total Repossessed Inventory		18	$293,638.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5830%
Preceding Collection Period			0.5078%
Current Collection Period			0.6995%
Three Month Average			0.5968%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde/
Assistant Treasurer